Accounts payable and accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts payable and accrued expenses [Abstract]
General expenses	$ 135,287	$ 57,929
Operating expenses	167,741	259,151
Purchased services	51,302	89,976
Taxes payable	31,356	38,281
Salaries and wages	3,116	924
Others	81,266	78,847
Accounts payable and accrued expenses	$ 470,068	$ 525,108